SUPPLEMENT DATED JULY 21, 2014
TO

STATEMENTS OF ADDITIONAL INFORMATION DATED MAY 2, 2011
FOR SUN LIFE FINANCIAL MASTERS I SHARE NY,
SUN LIFE FINANCIAL MASTERS CHOICE II NY, SUN LIFE FINANCIAL MASTERS FLEX II NY,
AND SUN LIFE FINANCIAL MASTERS EXTRA II NY

STATEMENTS OF ADDITIONAL INFORMATION DATED APRIL 29, 2011
FOR SUN LIFE FINANCIAL MASTERS EXTRA NY, SUN LIFE FINANCIAL MASTERS ACCESS NY,
SUN LIFE FINANCIAL MASTERS CHOICE NY, AND SUN LIFE FINANCIAL MASTERS FLEX NY

STATEMENTS OF ADDITIONAL INFORMATION DATED MAY 21, 2007
FOR MFS REGATTA-NY, MFS REGATTA GOLD-NY, AND FUTURITY NY

STATEMENTS OF ADDITIONAL INFORMATION DATED MAY 1, 2007
FOR SUN LIFE FINANCIAL MASTERS REWARD NY
AND SUN LIFE FINANCIAL MASTERS SELECT NY

STATEMENTS OF ADDITIONAL INFORMATION DATED MAY 1, 2006
FOR COLUMBIA ALL-STAR NY, COLUMBIA ALL-STAR EXTRA NY AND
COLUMBIA ALL-STAR FREEDOM NY

STATEMENTS OF ADDITIONAL INFORMATION DATED MAY 1, 2003
FOR MFS REGATTA EXTRA NY AND FUTURITY ACCOLADE NY

ISSUED BY DELAWARE LIFE INSURANCE COMPANY OF NEW YORK
(FORMERLY KNOWN AS SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK)
DELAWARE LIFE NY VARIABLE ACCOUNT C
(FORMERLY KNOWN AS SUN LIFE (N.Y.) VARIABLE ACCOUNT C)

1.
Effective immediately, the name of the company that issued your Contract has changed from Sun Life Insurance and Annuity Company of New York to Delaware Life Insurance Company of New York. The name of the separate account supporting your Contract has been also changed, from Sun Life (N.Y.) Variable Account C to Delaware Life NY Variable Account C.

As a result of the name changes, all references throughout the Statement of Additional Information to Sun Life Insurance and Annuity Company of New York are hereby deleted and replaced by Delaware Life Insurance Company of New York, and all references to Sun Life (N.Y.) are hereby deleted and replaced by Delaware Life (N.Y.).

In addition, all references to Sun and Sun Life in the name of any Contract feature or rider are hereby deleted.

2.	The section in the Statement of Additional Information entitled “SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK (“Sun Life (N.Y.))” is hereby deleted and replaced with the following:

DELAWARE LIFE INSURANCE COMPANY OF NEW YORK

Delaware Life Holdings, LLC, a limited liability company organized under the laws of the State of Delaware on December 12, 2012, is the indirect parent of Delaware Life Insurance Company of New York. Delaware Life Holdings, LLC is ultimately controlled by Todd L. Boehly and Mark R. Walter. Messrs. Boehly and Walter ultimately control the Company through the following intervening companies: Delaware Life Insurance Company, Delaware Life Holdings, LLC, Delaware Life Holdings Parent, LLC, Delaware Life Holdings Parent II, LLC, Delaware Life Equity Investors, LLC, DLICM, LLC and DLICT, LLC. The nature of the business of Messrs. Boehly and Walter and these intervening companies is investing in companies engaged in the business of life insurance and annuities.

3.	The brand name of your Contract may also be modified to remove Sun Life or MFS branding, as reflected in the following table:

Former Contract Name	New Contract Name

MFS Regatta-NY	Regatta-NY
MFS Regatta Extra NY	Regatta Extra NY
MFS Regatta Gold-NY	Regatta Gold-NY
Sun Life Financial Masters Reward NY	Masters Reward NY
Sun Life Financial Masters Select NY	Masters Select NY
Sun Life Financial Masters Access NY	Masters Access NY
Sun Life Financial Masters Choice NY	Masters Choice NY
Sun Life Financial Masters Choice II NY	Masters Choice II NY
Sun Life Financial Masters Extra NY	Masters Extra NY
Sun Life Financial Masters Extra II NY	Masters Extra II NY
Sun Life Financial Masters Flex NY	Masters Flex NY
Sun Life Financial Masters Flex II NY	Masters Flex II NY
Sun Life Financial Masters I Share NY	Masters I Share NY

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Variable Acct C NY SAI 7/2014